Loss Per Share Or Ads (Tables)	12 Months Ended
Dec. 31, 2017
Loss Per Share Or Ads
Schedule of shares and loss used in the computation of loss per share or ads
	Year ended December 31,
	2017		2016		2015
	Weighted number of shares/ADSs	Loss	Weighted number of shares/ADSs	Loss	Weighted number of shares/ADSs	Loss
	In thousands	USD in thousands	In thousands	USD in thousands	In thousands	USD in thousands

Amounts used in the computation of basic and diluted loss per share	116,743	$(6,244)	37,458	$(2,007)	23,853	$(2,617)

Amounts used in the computation of basic and diluted loss per ADS	2,919	$(6,244)	936	$(2,007)	596	$(2,617)